Stockholders' Equity (Details 6) - Restricted Stock [Member] - USD ($)		1 Months Ended					12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Mar. 28, 2014	Dec. 31, 2013	Nov. 15, 2013	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Number of Shares Purchased	[1]	88,725	26,250	15,750	7,272	153,896	130,725	161,168
Actual Price Paid per Share (in dollars per share)		$ 8.00	$ 7.83	$ 4.00	$ 3.86	$ 3.86	$ 7.49	$ 3.86
Number of Shares Purchased as Part of Publically Announced Plan		0	0	0	0	0	0	0
Fair value of re-purchased shares		$ 710,000	$ 205,000	$ 63,000	$ 28,000	$ 594,000	$ 978,000	$ 622,000

[1]	All of the shares of restricted stock in the preceding table were originally granted to employees and directors as restricted stock pursuant to the Plan. The shares reflected above as repurchased shares were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors upon the vesting of restricted stock.